Acquisitions	6 Months Ended
Jun. 30, 2026
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Acquisitions

Note 16: Acquisitions

Acquisitions include the purchase of a controlling or a non-controlling interest in a business. Acquisitions also include asset acquisitions for the purchase of other identifiable intangible assets. Acquisitions where control is acquired are integrated into existing operations of the Company to broaden its offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition.

Acquisition activity

Acquisition consideration is as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Businesses acquired, net of cash	10	-	208	585
Investments in businesses	14	18	26	28
Asset acquisitions	-	-	2	-
Deferred and contingent consideration payments	12	6	12	17
Total	36	24	248	630

The following provides a brief description of the most significant acquisitions completed in the six months ended June 30, 2026 and 2025:

Date	Company	Acquiring Segments	Description
February 2026	Noetica, Inc.	Legal Professionals	A New York-based AI-native start-up that transforms transaction-deal data into structured market intelligence for deal professionals.
January 2025	cPaperless, LLC ("SafeSend")	Tax, Audit & Accounting Professionals

A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.

The details of net assets acquired, including purchase price adjustments are as follows:

	Six months ended June 30,	Six months ended June 30,
(millions of U.S. dollars)	2026	2025
	Total	SafeSend
Cash and cash equivalents	24	14
Trade receivables	7	12
Other financial assets	2	-
Prepaid expenses and other current assets	-	2
Current assets	33	28
Property and equipment	1	1
Software	137	225
Other identifiable intangible assets	5	38
Equity method investments	8	-
Other non-current assets	3	1
Total assets	187	293
Payables and accruals	(5)	(4)
Current tax liabilities	(15)	-
Deferred revenue(1)	(1)	(16)
Current liabilities	(21)	(20)
Other financial liabilities	(30)	(1)
Deferred tax	(28)	(49)
Total liabilities	(79)	(70)
Net assets acquired	108	223
Goodwill	207	376
Less: Fair value of previously held investment	(83)	-
Total	232	599
Businesses acquired, net of cash	208	585

(1)
Represents the fair value of deferred revenue, which is computed as the cost of providing services to customers in the post-acquisition period plus a reasonable profit margin. Under IFRS, the acquired deferred revenue is typically lower than the amount the seller recognized.

The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. Relative to the acquisitions completed in the six months ended June 30, 2026 and 2025, the majority of goodwill is not expected to be deductible for tax purposes.

Purchase price allocation

Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.

Other

The revenues and operating profit of acquired businesses were not material to the Company’s results of operations.